Business Segment Information	12 Months Ended
Dec. 31, 2013
Business Segment Information [Abstract]
Business Segment Information

NOTE 24 — BUSINESS SEGMENT INFORMATION

Management’s Policy in Identifying Reportable Segments

CIT’s reportable segments are comprised of divisions that are aggregated into segments primarily based upon industry categories, geography, target markets and customers served, and to a lesser extent, the core competencies relating to product origination, distribution methods, operations and servicing and the nature of their regulatory environment. This segment reporting is consistent with the presentation of financial information to management.

Types of Products and Services

In December 2013, the Company announced organization changes that became effective January 1, 2014.  Management changed its operating segments to (i) realign and simplify its businesses and organizational structure, (ii) streamline and consolidate certain business processes to achieve greater operating efficiencies, and (iii) leverage CIT’s operational capabilities for the benefit of its clients and customers.  Effective January 1, 2014, CIT manages its business and reports financial results in three operating segments: (1) Transportation & International Finance (“TIF”); (2) North American Commercial Finance (“NACF”); and (3) Non-Strategic Portfolios (“NSP”).

The change in segment reporting does not affect CIT’s historical consolidated results of operations.  The discussions below reflect the new reporting segments; all prior period comparisons have been conformed and are consistent with the presentation of financial information to management.

TIF offers secured lending and leasing products to midsize and larger companies across the aerospace, rail and maritime industries, as well as international finance, which includes corporate lending and equipment financing businesses in China and the U.K.  Revenues generated by TIF include rents collected on leased assets, interest on loans, fees, and gains from assets sold.

NACF offers secured lending as well as other financial products and services predominately to small and midsize companies in the U.S. and Canada.  These include secured revolving lines of credit and term loans, leases, accounts receivable credit protection, accounts receivable collection, import and export financing, factoring, debtor-in-possession and turnaround financing and receivable advisory services.  Revenues generated by NACF include interest earned on loans, rents collected on leased assets, fees and other revenue from leasing activities and capital markets transactions, and commissions earned on factoring and related activities.

NSP consists of portfolios that were determined to be subscale or no longer part of our long-term strategy.  NSP is primarily comprised of international portfolios, including certain portfolios in Latin America and Europe plus the small business lending portfolio.

Segment Profit and Assets

Certain activities are not attributed to operating segments and are included in Corporate & Other.  Some of the more significant items include loss on debt extinguishments, costs associated with excess cash liquidity (Interest Expense), mark-to-market adjustments on non-qualifying derivatives (Other Income) and restructuring charges for severance and facilities exit activities (Operating Expenses).  In 2011, Corporate and Other also included prepayment penalties associated with debt repayments (Interest Expense).

Segment Pretax Income (Loss) (dollars in millions)

	Transportation & International Finance	North American Commerical Finance	Non-Strategic Portfolios	Corporate & Other	Total CIT

For the year ended December 31, 2013
Interest income	$ 254.9	$ 828.6	$ 157.2	$ 14.5	$ 1,255.2
Interest expense	(585.5)	(284.3)	(130.2)	(60.9)	(1,060.9)
Provision for credit losses	(18.7)	(35.5)	(10.8)	0.1	(64.9)
Rental income on operating leases	1,682.4	104.0	111.0	-	1,897.4
Other income	82.2	306.5	(14.6)	7.2	381.3
Depreciation on operating lease equipment	(433.3)	(75.1)	(32.2)	-	(540.6)
Maintenance and other operating lease expenses	(163.0)	-	(0.1)	-	(163.1)
Operating expenses	(255.3)	(479.5)	(143.1)	(92.3)	(970.2)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 563.7	$ 364.7	$ (62.8)	$ (131.4)	$ 734.2
Select Period End Balances
Loans	$ 3,494.4	$ 14,693.1	$ 441.7	$ -	$ 18,629.2
Credit balances of factoring clients	-	(1,336.1)	-	-	(1,336.1)
Assets held for sale	158.5	38.2	806.7	-	1,003.4
Operating lease equipment, net	12,778.5	240.5	16.4	-	13,035.4

For the year ended December 31, 2012
Interest income	$ 218.2	$ 976.5	$ 180.3	$ 19.0	$ 1,394.0
Interest expense	(1,331.5)	(750.9)	(262.4)	(320.9)	(2,665.7)
Provision for credit losses	(14.5)	(44.0)	7.3	(0.2)	(51.4)
Rental income on operating leases	1,666.3	99.4	135.1	-	1,900.8
Other income	65.8	555.2	(9.1)	2.8	614.7
Depreciation on operating lease equipment	(410.9)	(71.9)	(30.4)	-	(513.2)
Maintenance and other operating lease expenses	(139.3)	-	(0.1)	-	(139.4)
Operating expenses	(220.3)	(497.0)	(145.7)	(31.0)	(894.0)
Loss on debt extinguishments	-	-	-	(61.2)	(61.2)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ (166.2)	$ 267.3	$ (125.0)	$ (391.5)	$ (415.4)
Select Period End Balances
Loans	$ 2,556.5	$ 13,084.4	$ 1,512.2	$ -	$ 17,153.1
Credit balances of factoring clients	-	(1,256.5)	-	-	(1,256.5)
Assets held for sale	173.6	42.1	429.1	-	644.8
Operating lease equipment, net	12,178.0	150.9	82.8	-	12,411.7

For the year ended December 31, 2011
Interest income	$ 236.1	$ 1,460.9	$ 254.1	$ 20.8	$ 1,971.9
Interest expense	(965.8)	(954.3)	(258.4)	(325.7)	(2,504.2)
Provision for credit losses	(20.5)	(228.4)	(20.8)	-	(269.7)
Rental income on operating leases	1,514.3	101.2	170.1	-	1,785.6
Other income	118.4	725.2	108.0	2.6	954.2
Depreciation on operating lease equipment	(363.1)	(98.3)	(77.2)	-	(538.6)
Maintenance and other operating lease expenses	(157.8)	-	-		(157.8)
Operating expenses	(198.0)	(448.5)	(170.1)	(44.1)	(860.7)
Loss on debt extinguishments	-	-	-	(134.8)	(134.8)
Income (loss) from continuing operations before (provision) benefit for income taxes	$ 163.6	$ 557.8	$ 5.7	$ (481.2)	$ 245.9
Select Period End Balances
Loans	$ 1,848.1	$ 11,894.7	$ 1,483.0	$ -	$ 15,225.8
Credit balances of factoring clients	-	(1,225.5)	-	-	(1,225.5)
Assets held for sale	84.0	186.6	410.1	-	680.7
Operating lease equipment, net	11,770.7	169.4	66.3	-	12,006.4

Geographic Information

The following table presents information by major geographic region based upon the location of the Company’s legal entities.

Geographic Regions (dollars in millions)

		Total Assets (3)	Total Revenue from continuing operations	Income (loss) from continuing operations before provision for income taxes	Income (loss) from continuing operations before attribution of noncontrolling interests
U.S. (3)	2013	$ 34,121.0	$ 2,201.7	$ 374.2	$ 354.6
	2012	30,829.1	2,464.2	(1,004.3)	(1,046.1)
	2011	32,338.3	2,910.4	(593.0)	(618.4)

Europe	2013	$ 7,679.6	$ 807.4	$ 167.3	$ 121.5
	2012	7,274.9	822.7	224.7	195.4
	2011	6,938.2	897.6	238.8	196.3

Other foreign (1) (2)	2013	$ 5,338.4	$ 524.8	$ 192.7	$ 174.2
	2012	5,908.0	622.6	364.2	318.6
	2011	5,986.9	903.7	600.1	511.0

Total consolidated	2013	$ 47,139.0	$ 3,533.9	$ 734.2	$ 650.3
	2012	44,012.0	3,909.5	(415.4)	(532.1)
	2011	45,263.4	4,711.7	245.9	88.9

(1)

Includes Canada region results which had income before income taxes of $79.5 million in 2013, $164.3 million in 2012 and $257.7 million in 2011 and income before noncontrolling interests of $69.2 million in 2013, $112.0 million in 2012 and $207.0 million in 2011.

(2)

Includes Caribbean region results which had income before income taxes of $49.6 million in 2013, $203.5 million in 2012 and $230.4 million in 2011 and income before noncontrolling interests of $50.4 million in 2013, $199.7 million in 2012 and $228.2 million in 2011.

(3)

Includes Assets of discontinued operation of $3,821.4 million at December 31, 2013, $4,202.6 million at December 31, 2012, and $7,021.9 million at December 31, 2011.  The Assets of discontinued operation are in the U.S.